RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Assets and Liabilities Measured and Disclosed at Fair Value (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	$ 595	$ 657	$ 642	$ 790	$ 694	$ 525
Restricted cash	81		68
Investments in equity securities	197		292
Property, plant and equipment, at fair value	39,241		37,828
Tax equity	(317)		(353)
Total	20,880		21,066
BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(5,298)		(4,364)
Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(13,488)		(12,847)
IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	4		1
Financial instrument liabilities	(167)		(189)
Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	54		33
Financial instrument liabilities	(108)		(231)
Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	218		261
Financial instrument liabilities	(13)		(14)
Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(119)		$ (61)
Level 1
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	595
Restricted cash	81
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Tax equity	0
Total	(6,376)
Level 1 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(5,298)
Level 1 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(1,754)
Level 1 | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 1 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	0
Level 2
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	0
Property, plant and equipment, at fair value	0
Tax equity	0
Total	(11,702)
Level 2 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	0
Level 2 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	(11,734)
Level 2 | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 2 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	54
Financial instrument liabilities	(108)
Level 2 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	218
Financial instrument liabilities	(13)
Level 2 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	(119)
Level 3
Disclosure of financial assets and liabilities [line items]
Cash and cash equivalents	0
Restricted cash	0
Investments in equity securities	197
Property, plant and equipment, at fair value	39,241
Tax equity	(317)
Total	38,958
Level 3 | BEPC exchangeable and class B shares
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	0
Level 3 | Non-recourse borrowings
Disclosure of financial assets and liabilities [line items]
Liabilities for which fair value is disclosed:	0
Level 3 | IFRS 9 PPAs
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	4
Financial instrument liabilities	(167)
Level 3 | Energy derivative contracts
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 3 | Interest rate swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument assets	0
Financial instrument liabilities	0
Level 3 | Foreign exchange swaps
Disclosure of financial assets and liabilities [line items]
Financial instrument liabilities	$ 0